RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

16. RELATED PARTY TRANSACTIONS

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

For the year ended December 31, 2021	Salary and fees	Share-based Payments	Total
Management	$1,071	$1,357	$2,428
Outside directors *	556	967	1,523
Seabord Management Corp.**	208	-	208
Total	$1,835	$2,324	$4,159

For the year ended December 31, 2020	Salary and fees	Share-based Payments	Total
Management	$894	$934	$1,828
Outside directors *	301	469	770
Seabord Management Corp.**	279	-	279
Total	$1,474	$1,403	$2,877

*Starting June 2020 the directors fees paid to the Company's non-Executive Chairman have been replaced by monthly consulting fees of US$21. The change in fees is to reflect his increased role and involvement in the Company's investment activities.

**Seabord Management Corp. ("Seabord") is a management services company partially owned by the CFO and Chairman of the Board of Directors of the Company. Seabord provides accounting and administration staff, and office space to the Company.

Included in accounts payable and accrued liabilities at December 31, 2021 is $3 (December 31, 2020 - $28) owed to key management personnel and other related parties.